Debt (Schedule of Long-term Debt) (Details) (USD $) In Millions, unless otherwise specified			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011 Term B Loan Facility [Member]	Dec. 31, 2012 Term C Loan Facility [Member]	Dec. 31, 2011 Term C Loan Facility [Member]	Sep. 30, 2010 Senior Unsecured Notes Due 2018 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2018 [Member]	Dec. 31, 2011 Senior Unsecured Notes Due 2018 [Member]	May 31, 2011 Senior Unsecured Notes Due 2021 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2021 [Member]	Dec. 31, 2011 Senior Unsecured Notes Due 2021 [Member]	Nov. 30, 2012 Senior Unsecured Notes Due 2022 [Member]	Dec. 31, 2012 Senior Unsecured Notes Due 2022 [Member]	Dec. 31, 2011 Senior Unsecured Notes Due 2022 [Member]	Dec. 31, 2012 Credit-linked Revolving Facility [Member]	Dec. 31, 2011 Credit-linked Revolving Facility [Member]	Dec. 31, 2012 Pollution Control and Industrial Revenue Bonds [Member]	Dec. 31, 2011 Pollution Control and Industrial Revenue Bonds [Member]	Dec. 31, 2012 Obligations Under Capital Leases [Member]	Dec. 31, 2011 Obligations Under Capital Leases [Member]	Dec. 31, 2012 Other Bank Obligations [Member]	Dec. 31, 2011 Other Bank Obligations [Member]
Long-Term Debt
Senior credit facilities			$ 516	$ 977	$ 1,386										$ 50	$ 0
Senior notes							600	600		400	400		500	0
Year of maturity			Apr. 02, 2014	Oct. 31, 2016	Oct. 31, 2016	Oct. 15, 2018	Oct. 15, 2018	Oct. 15, 2018	Jun. 15, 2021	Jun. 15, 2021	Jun. 15, 2021	Nov. 15, 2022	Nov. 15, 2022
Interest rate, stated percentage						6.625%	6.625%	6.625%	5.875%	5.875%	5.875%	4.625%	4.625%								5.90%
Credit facility, expiration date															Apr. 02, 2014
Credit facility, interest rate															1.80%
Other long-term debt																	182	182
Interest rate, stated percentage range, minimum																	5.70%
Interest rate, stated percentage range, maximum																	6.70%
Year of maturity, range end																	Nov. 01, 2030		Mar. 31, 2054		Mar. 21, 2017
Capital lease obligations																			244	248
Other loans payable																					37	95
Subtotal	2,990	2,911
Current installments of long-term debt	(60)	(38)
Total	$ 2,930	$ 2,873